Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	Nov. 01, 2016
Hood River Small-Cap Growth Fund | Institutional Shares
Prospectus:
Trading Symbol	HRSMX
Hood River Small-Cap Growth Fund | Investor Shares
Prospectus:
Trading Symbol	HRSRX